TAXES PAYABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Taxes payable	$ 950,871	$ 401,574
Value Added Tax [Member]
Taxes payable	600,430	144,845
Enterprise Income Tax [Member]
Taxes payable	317,616	229,854
Employee Withholding Tax [Member]
Taxes payable	2,544	2,533
Business Tax [Member]
Taxes payable	163	161
City Construction Tax [Member]
Taxes payable	$ 30,118	$ 24,181